MEZZANINE (Details Narrative) - USD ($)				1 Months Ended	3 Months Ended					9 Months Ended		12 Months Ended
	Apr. 02, 2021	Apr. 02, 2021	Mar. 02, 2016	Sep. 30, 2021	Sep. 30, 2023	Mar. 31, 2023	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Jun. 30, 2023	Dec. 31, 2020
Preferred stock, shares authorized												20,000,000
Preferred stock, par value					$ 0.001					$ 0.001		$ 0.001
Face value of shares
Stated face value										$ 40,971	$ 319,049	$ 365,424	$ 402,516
Conversion of shares, value						$ 40,971	$ 87,174	$ 139,125	$ 92,750
Conversion of shares												14,733,333	27,449,011
Accrued interest													$ 34,505
Share price												$ 0.008
Principal amount												$ 345,000	368,011
Gain losses on extinguishment of debt											6,034	6,034	(16,490,508)
Derivative liabilities					719,263					$ 719,263		$ 1,233,679	5,925,214
Convertible Promissory Notes [Member]
Beneficial ownership maximum percentage												4.99%
Common Stock [Member]
Face value of shares
Conversion of shares, value						$ 129,617	$ 90,290	$ 111,186	$ 32,941
Conversion of shares						129,616,384	90,290,619	111,185,856	32,941,380	14,733,333		331,612,439	143,045,532
Series B Preferred Stock [Member]
Face value of shares			$ 3,000,000
Stated face value			$ 100
Share issued price per share			$ 0.0015
Fixed conversion price			$ 0.0015
Shares converted												221	593
Conversion of shares, value										$ 22,100	$ 22,100	$ 22,100	$ 59,300
Conversion of shares										221	221
Temporary equity, shares outstanding												14,241
Face value temporary equity					$ 1,424,100					$ 1,424,100		$ 1,424,100	1,446,200
Redemption of shares					1,615,362					1,615,362		1,615,362
Accrued interest					$ 264,530					$ 264,530		$ 264,530
Surplus of each preferred stock					$ 100					$ 100		100
Series B Preferred Stock [Member] | Common Stock [Member]
Conversion of shares, value												$ 22,100	$ 59,300
Conversion of shares												14,733,333	39,533,334
Series B Preferred Stock [Member] | Preferred Stock [Member]
Face value of shares
Conversion of shares, value
Temporary equity, shares outstanding					14,241	14,241	14,241	14,241	14,241	14,241	14,241	14,241	14,462	14,241	15,055
Series B Preferred Stock [Member] | Secretary [Member]
Preferred stock, shares authorized			30,000
Preferred stock, par value			$ 0.001
Series E Preferred Stock [Member]
Preferred stock, shares authorized	45,000	45,000
Preferred stock, par value	$ 0.001	$ 0.001
Share issued price per share	0.0015	0.0015
Fixed conversion price	0.0015	0.0015
Temporary equity, shares outstanding					45,000					45,000		40,600
Face value temporary equity					$ 4,500,000					$ 4,500,000		$ 4,060,000	$ 3,540,000
Surplus of each preferred stock					$ 100					$ 100		100
Share price	100	100
Independent valuation firm amount												23,393,601
Gain losses on extinguishment of debt												16,490,508
Derivative liabilities												3,413,097
Beneficial ownership maximum percentage					4.99%					4.99%
Series E Preferred Stock [Member] | Preferred Stock [Member]
Face value of shares												$ 520,000	$ 50,000
Conversion of shares, value
Temporary equity, shares outstanding					45,000	42,320	38,900	37,550	36,600	45,000	38,900	40,600	35,400	44,220
Temporary equity aggregate amount of redemption requirement												$ 4,060,000	$ 3,540,000
Series E Preferred Stock [Member] | Accredited Investor [Member] | Securities Purchase Agreement [Member]
Face value of shares										$ 440,000	$ 350,000
Share issued price per share	$ 100	$ 100
Redemption of shares	34,900	34,900
Accrued interest	$ 826,566	$ 826,566
Number of shares issued	45,000			500						4,400	3,500	5,200
Principal amount	$ 2,617,690	2,617,690
Legal fees	$ 45,740	$ 45,740
Debt instrument, interest rate	10.00%	10.00%
Cash				$ 50,000								$ 520,000
[custom:DescriptionOfSecurityPurchaseAgreement]	As an inducement for the Investor entering into the SPA, the Company agreed that Investor will have the right, exercisable in its sole discretion, to purchase the remaining 10,100 of authorized shares of Series E Preferred Stock at a purchase price of $100 per share at any time until April 2, 2031.
Preferred Stock Series E [Member] | Securities Purchase Agreements [Member]
Remaining purchase authorized shares												10,100
Purchase price												$ 100